Schedule II Valuation Accounts	12 Months Ended
Dec. 31, 2015
Schedule II Valuation Accounts

Schedule II

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

Valuation Accounts

Years ended December 31, 2015, 2014 and 2013

(All currency expressed in United States dollars in thousands)

	Balance at Beginning of Year	Additions Charged to Expense (Recovery)	Deductions	Balance at End of Year
December 31, 2013
Accounts receivable, allowance for doubtful accounts	$8,025	$8,084	$(1,218)	$14,891
December 31, 2014
Accounts receivable, allowance for doubtful accounts	$14,891	$(474)	$(2,278)	$12,139
December 31, 2015
Accounts receivable, allowance for doubtful accounts	$12,139	$5,028	$(3,114)	$14,053